Reinsurance and Retrocessional Reinsurance (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Insurance [Abstract]
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ 1,164.9	$ 1,108.6	$ 1,066.3	$ 976.1
Reinsurance recoverable for paid claims and claims adjustments	194.1	182.7
Reinsurance recoverables on paid losses, allowance	0.0	0.0
Reinsurance recoverables on unpaid losses, allowance	$ 1.3	$ 1.3